SCHEDULE OF FINANCE COSTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Interest expenses on bank borrowings	$ 114,604	$ 199,664
Interest expenses on other borrowings	9,216	25,077
Interest expenses on shareholder loans		10,277
Interest expenses on lease liabilities	1,382	2,113
Bank charges	23,612	39,262
Total	$ 148,814	$ 276,393